Investment in Joint Venture (Details) - USD ($)	Dec. 31, 2024	Jun. 05, 2024
Stage-1 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate		36.45%
Interest (in Dollars)		$ 90,000,000
Equity interest rate	42.00%
Stage-2 Interest [Member]
Investment in Joint Venture [Line Items]
Interest (in Dollars)		$ 116,000,000
Closing price		95.00%
Minimum amount of permit (in Dollars)		$ 10,000,000
Permit years		2 years
Equity interest rate		50.50%
Tanbreez [Member]
Investment in Joint Venture [Line Items]
Equity interest rate	49.50%
Rimbal Pty Ltd [Member]
Investment in Joint Venture [Line Items]
Issued capital rate		92.50%
Tanbreez [Member]
Investment in Joint Venture [Line Items]
Issued capital rate		92.50%
Investments (in Dollars)		$ 5,000,000
Equity interest rate		5.55%
European Lithium Limited [Member]
Investment in Joint Venture [Line Items]
Equity interest rate	7.50%